Poplar Forest Partners Fund
Schedule of Investments
at June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.1%
	Aerospace & Defense - 2.1%
53,500	Curtiss-Wright Corp.	$7,065,210

	Air Freight & Logistics - 3.0%
44,200	FedEx Corp.	10,020,582

	Banks - 5.9%
143,000	Citigroup, Inc.	6,576,570
327,000	Wells Fargo & Co.	12,808,590
		19,385,160
	Biotechnology - 4.6%
65,000	United Therapeutics Corp. (b)	15,316,600

	Commercial Services & Supplies - 2.0%
247,000	MillerKnoll, Inc.	6,488,690

	Consumer Finance - 3.0%
296,000	Ally Financial, Inc.	9,918,960

	Diversified Financial Services - 3.9%
490,000	Equitable Holdings, Inc.	12,774,300

	Diversified Telecommunication Services - 4.3%
685,000	AT&T, Inc.	14,357,600

	Entertainment - 0.9%
228,500	Warner Bros. Discovery, Inc. (b)	3,066,470

	Food Products - 2.8%
266,500	Conagra Brands, Inc.	9,124,960

	Gas Utilities - 4.2%
212,000	National Fuel Gas Co.	14,002,600

	Health Care Providers & Services - 8.3%
105,000	AmerisourceBergen Corp.	14,855,400
137,500	CVS Health Corp.	12,740,750
		27,596,150
	Hotels, Restaurants & Leisure - 3.2%
311,500	Las Vegas Sands Corp. (b)	10,463,285

	Household Durables - 2.1%
360,000	Newell Brands, Inc.	6,854,400

	Insurance - 9.2%
112,000	Allstate Corp.	14,193,760
250,500	American International Group, Inc.	12,808,065
71,500	Lincoln National Corp.	3,344,055
		30,345,880
	IT Services - 6.8%
303,000	DXC Technology Co. (b)	9,183,930
95,000	International Business Machines Corp.	13,413,050
		22,596,980
	Machinery - 1.9%
468,000	CNH Industrial NV (a)	5,424,120
144,000	Iveco Group N.V. (a) (b)	753,984
		6,178,104
	Multi-line Retail - 4.2%
88,500	Dollar Tree, Inc. (b)	13,792,725

	Oil, Gas & Consumable Fuels - 7.0%
105,000	Chevron Corp.	15,201,900
260,000	Murphy Oil Corp.	7,849,400
		23,051,300
	Pharmaceuticals - 10.4%
135,000	Merck & Co., Inc.	12,307,950
316,500	Organon & Co.	10,681,875
276,000	Perrigo Co. PLC (a)	11,197,320
		34,187,145
	Specialty Retail - 3.0%
57,500	Advance Auto Parts, Inc.	9,952,675

	Textiles, Apparel & Luxury Goods - 2.0%
215,000	Tapestry, Inc.	6,561,800

	Tobacco - 2.3%
78,000	Philip Morris International, Inc.	7,701,720

	TOTAL COMMON STOCKS (Cost $253,772,419)	320,803,296

	MONEY MARKET FUND - 2.8%
9,080,235	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.342% (c)	9,080,235
	TOTAL MONEY MARKET FUND (Cost $9,080,235)	9,080,235

	Total Investments in Securities (Cost $262,852,654) - 99.9%	329,883,531
	Other Assets in Excess of Liabilities - 0.1%	423,595
	NET ASSETS - 100.0%	$330,307,126

(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield at June 30, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Partners Fund
Summary of Fair Value Disclosure at June 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$17,424,070	$-	$-	$17,424,070
Consumer Discretionary	47,624,885	-	-	47,624,885
Consumer Staples	16,826,680	-	-	16,826,680
Energy	23,051,300	-	-	23,051,300
Financials	72,424,300	-	-	72,424,300
Health Care	77,099,895	-	-	77,099,895
Industrials	29,752,586	-	-	29,752,586
Information Technology	22,596,980	-	-	22,596,980
Utilities	14,002,600	-	-	14,002,600
Total Common Stocks	320,803,296	-	-	320,803,296
Money Market Fund	9,080,235	-	-	9,080,235
Total Investments in Securities	$329,883,531	$-	$-	$329,883,531

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.